Minimum capital requirements (Tables)	12 Months Ended
Dec. 31, 2020
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Schedule of Actual and Required Capital Amounts and Ratios
Actual and required capital amounts and ratios are included below for the periods presented.

	Actual		Minimum Capital adequacy with capital buffer		To be well capitalized under prompt corrective action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2020
Total Capital (to risk-weighted assets)
FB Financial Corporation	$1,358,897	15.0%	$952,736	10.5%	N/A	N/A
FirstBank	1,353,279	14.9%	951,327	10.5%	$906,026	10.0%
Tier 1 Capital (to risk-weighted assets)
FB Financial Corporation	$1,090,364	12.0%	$771,262	8.5%	N/A	N/A
FirstBank	1,142,548	12.6%	770,122	8.5%	$724,820	8.0%
Tier 1 Capital (to average assets)
FB Financial Corporation	$1,090,364	10.0%	$435,064	4.0%	N/A	N/A
FirstBank	1,142,548	10.5%	435,279	4.0%	$544,098	5.0%
Common Equity Tier 1 Capital (to risk-weighted assets)
FB Financial Corporation	$1,060,364	11.7%	$635,157	7.0%	N/A	N/A
FirstBank	1,142,548	12.6%	634,218	7.0%	$588,917	6.5%

	Actual		Minimum Capital adequacy with capital buffer		To be well capitalized under prompt corrective action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2019
Total Capital (to risk-weighted assets)
FB Financial Corporation	$633,549	12.2%	$545,268	10.5%	N/A	N/A
FirstBank	623,432	12.1%	540,995	10.5%	$515,233	10.0%
Tier 1 Capital (to risk-weighted assets)
FB Financial Corporation	$602,410	11.6%	$441,421	8.50%	N/A	N/A
FirstBank	592,293	11.5%	437,782	8.50%	$412,030	8.0%
Tier 1 Capital (to average assets)
FB Financial Corporation	$602,410	10.1%	$238,578	4.00%	N/A	N/A
FirstBank	592,293	9.9%	239,310	4.00%	$299,138	5.0%
Common Equity Tier 1 Capital (to risk-weighted assets)
FB Financial Corporation	$572,410	11.1%	$360,979	7.0%	N/A	N/A
FirstBank	592,293	11.5%	360,526	7.0%	$334,774	6.5%